Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative assets
Gross fair value recognized	$ 17,963	$ 13,845
Less: offset applied under master netting agreements	(9,843)	(7,153)
Net fair value presented in the consolidated balance sheets	8,120	6,692
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	0	(3)
Net exposures	8,120	6,689
Derivative liabilities
Gross fair value recognized	13,267	32,687
Less: offset applied under master netting agreements	(9,843)	(7,153)
Net fair value presented in the consolidated balance sheets	3,424	25,534
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(818)	(3,042)
Net exposures	2,606	22,492
Net fair value	$ 4,696	$ (18,842)